Document and Entity Information (USD $)	12 Months Ended
Jul. 31, 2011
Document and Entity Information
Entity Registrant Name	PUNCHLINE ENTERTAINMENT, INC.
Document Type	10-K
Document Period End Date	Jul 31, 2011
Amendment Flag	true
Amendment Description	Refiled in XBRL format
Entity Central Index Key	0001415744
Current Fiscal Year End Date	--07-31
Entity Common Stock, Shares Outstanding	50,000,000
Entity Public Float	$ 4,000,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Jul. 31, 2011		Jul. 31, 2010
Current Assets
Prepaid Expenses	$ 74
Total Current Assets	74
Other Assets
Vending Equipment			5,000
Total Other Assets			5,000
TOTAL ASSETS	74		5,000
Current Liabilities
Accounts payable and accrued liabilities	157,527		57,951
Advances from Officers	47,209		37,742
Total Current Liabilities	204,736		95,693
Stockholders' Equity
Common stock	5,000	[1]	5,000	[1]
Additional paid-in-capital	23,000		23,000
Deficit accumulated during the development stage	(232,662)		(118,693)
Total Stockholders' Deficiency	(204,662)		(90,693)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 74		$ 5,000

[1]	Common stock, $0.0001 par value, 75,000,000 shares authorized; 50,000,000* shares issued and outstanding

Consolidated Statement of Operations (USD $)	12 Months Ended		56 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2011
Revenues
Revenues			$ 915
Total Revenues			915
Expenses
General and administrative expense	108,969	64,124	228,577
Depreciation	5,000		5,000
Total Expenses	113,969	64,124	233,577
Net (loss)	$ (113,969)	$ (64,124)	$ (232,662)
Basic earnings (loss) per share	$ 0	$ 0
Basic weighted average shares outstanding	50,000,000	50,000,000

Consolidated Statements of Stockholders' Equity (USD $)	Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Stockholders' Equity at Dec. 10, 2006				$ 0
Shares Issued at Dec. 10, 2006				0
Stock Issued During Period, Value, Stock Options Exercised				0
Stock Issued During Period, Shares, Stock Options Exercised				0
Adjustments to Additional Paid in Capital, Tax Effect from Share-based Compensation		23,000		23,000
Stock-based compensation expense				0
Net Income (Loss)			(482)	(482)
Stockholders' Equity at Jul. 31, 2007	5,000	23,000	(482)	27,518
Shares Issued at Jul. 31, 2007	50,000,000			50,000,000
Stock Issued During Period, Value, Stock Options Exercised				0
Stock Issued During Period, Shares, Stock Options Exercised				0
Adjustments to Additional Paid in Capital, Tax Effect from Share-based Compensation				0
Stock-based compensation expense				0
Net Income (Loss)			(32,423)	(32,423)
Stockholders' Equity at Jul. 31, 2008	5,000	23,000	(32,905)	(4,905)
Shares Issued at Jul. 31, 2008	50,000,000			50,000,000
Stock Issued During Period, Value, Stock Options Exercised				0
Stock Issued During Period, Shares, Stock Options Exercised				0
Adjustments to Additional Paid in Capital, Tax Effect from Share-based Compensation				0
Stock-based compensation expense				0
Net Income (Loss)			(21,664)	(21,664)
Stockholders' Equity at Jul. 31, 2009	5,000	23,000	(54,569)	(26,569)
Shares Issued at Jul. 31, 2009	50,000,000			50,000,000
Stock Issued During Period, Value, Stock Options Exercised				0
Stock Issued During Period, Shares, Stock Options Exercised				0
Adjustments to Additional Paid in Capital, Tax Effect from Share-based Compensation				0
Stock-based compensation expense				0
Net Income (Loss)			(64,124)	(64,124)
Stockholders' Equity at Jul. 31, 2010	5,000	23,000	(118,693)	(90,693)
Shares Issued at Jul. 31, 2010	50,000,000			50,000,000
Stock Issued During Period, Value, Stock Options Exercised				0
Stock Issued During Period, Shares, Stock Options Exercised				0
Adjustments to Additional Paid in Capital, Tax Effect from Share-based Compensation				0
Stock-based compensation expense				0
Net Income (Loss)	(113,969)	(113,969)	(113,969)	(113,969)
Stockholders' Equity at Jul. 31, 2011	$ 5,000	$ 23,000	$ (232,662)	$ (204,662)
Shares Issued at Jul. 31, 2011	50,000,000			50,000,000

Consolidated Statement of Cash Flows (USD $)	12 Months Ended		56 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2011
Cash Flows from (used in) Operating Activities
Net (loss)	$ (113,969)	$ (64,124)	$ (232,662)
Depreciation of Vending Equipment	5,000		5,000
Prepaid Expenses	(74)		(74)
Increase in Accounts payable and accrued liabilities	99,576	51,201	157,527
Net cash used for operating activities	(9,467)	(12,923)	(70,209)
Cash Flows from (used in) Investing Activities
Purchase of Vending Equipment			(5,000)
Net Cash provided by (used in) Investing Activities	0	0	(5,000)
Cash Flows from (used in) Financing Activities
Sale of common stock			28,000
Advances from Executive Officers	9,467	11,689	47,209
Net cash provided by financing activities	9,467	11,689	75,209
Net increase (decrease) in cash and equivalents	0	(1,234)	0
Cash and equivalents at beginning of the period	0	1,234	0
Cash and equivalents at end of the period	$ 0	$ 0	$ 0

Organization, Consolidation and Presentation of Financial Statements	12 Months Ended
Jul. 31, 2011
Organization, Consolidation and Presentation of Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

1.

ORGANIZATION AND BUSINESS OPERATIONS

Punchline Entertainment, Inc. (the “Company”) is a Nevada corporation incorporated on December 11, 2006. The Company is a development stage company that intends to place vending machines in venues such as bars, pubs and nightclubs in the Seattle, Washington area.

On November 27, 2009, the Company filed a Form POS AM Post-Effective Amendment under the United States Securities Act of 1933, for which the Notice of Effectiveness was received on February 19, 2010 from the United States Securities and Exchange Commission (the “SEC”).

On November 4, 2009, Nikolai Malitski transferred all of his 30,000,000 of outstanding common shares to Michael Thiessen in a stock purchase agreement for $30,000. As a result of the Agreement, there was a change in control of the Company. Michael Thiessen obtained 60% beneficial ownership interest in the Company, acquiring controlling interest of the Company.

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles for financial information and the instructions for Form 10-K. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been included.

Going Concern and Liquidity Considerations

The accompanying financial statements are prepared and presented on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. Accordingly, they do not include any adjustments relating to the realization of the carrying value of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. Since inception to date, the Company has an accumulated deficit of $232,662, and has earned only $915 in revenues. The Company intends to fund operations through equity financing arrangements, which may be insufficient to fund its capital expenditures, working capital and other cash requirements for the next twelve months ending July 31, 2011.

The ability of the Company to emerge from the development stage is dependent upon, among other things, revenues and obtaining additional financing to continue operations.

These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Accounting Policies	12 Months Ended
Jul. 31, 2011
Accounting Policies
Significant Accounting Policies [Text Block]

2.

SIGNIFICANT ACCOUNTING POLICIES

a)

Basis of Presentation

The accounting and reporting policies of the Company conform to U.S. generally accepted accounting principles (US GAAP) applicable to development stage companies.

b)

Fiscal Periods

The Company’s fiscal year end is July 31.

c)

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

d)

Cash and Cash Equivalents

Cash and cash equivalents include cash in banks, money market funds, and certificates of term deposits with maturities of less than three months from inception, which are readily convertible to known amounts of cash and which, in the opinion of management, are subject to an insignificant risk of loss in value. The Company had $Nil in cash and cash equivalents at July 31, 2011 (July 31, 2010 - $Nil).

e)

Financial Instruments and Risk Concentrations

The Company’s financial instruments comprise cash and cash equivalents, loan receivable, accounts payable and accrued liabilities, notes payable and convertible loan. Unless otherwise indicated, the fair value of financial assets and financial liabilities approximate their recorded values due to their short terms to maturity. The Company determines the fair value of its long-term financial instruments based on quoted market values or discounted cash flow analyses.

Financial instruments that may potentially subject the Company to concentrations of credit risk comprise primarily cash and cash equivalents and accounts receivable. Cash and cash equivalents comprise deposits with major commercial banks and/or checking account balances. With respect to accounts receivable, the Company performs periodic credit evaluations of the financial condition of its customers and typically does not require collateral from them. Allowances are maintained for potential credit losses consistent with the credit risk of specific customers and other information. Unless otherwise noted, it is management's opinion that the Company is not exposed to significant interest or currency risks in respect of its financial instruments.

f)

Foreign Currency Translation

The financial statements are presented in US dollars. In accordance with Statement of Financial Accounting Standards The Company maintains its accounting records in U.S. dollars, which is the functional, and reporting currency. No significant gains or losses were recorded form inception to July 31, 2011.

g)

Income Taxes

The Company accounts for its income taxes in accordance with ASC 740, “Income Taxes”, which requires recognition of deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that the deferred tax assets will not be realized.

h)

Basic and Diluted (Loss) per Share

The Company reports earnings (loss) per share in accordance with ASC 260, "Earnings per Share." Basic earnings (loss) per share is computed by dividing income (loss) available to common stockholders by the weighted average number of common shares available. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. The Company has no potential dilutive instruments and accordingly, basic loss and diluted share loss per share are equal.

i)

Stock-Based Compensation

The Company has adopted FASB ASC 718 (Prior authoritative literature: SFAS 123 (revised in December 2004), “Share Based Payment,” which requires measuring the cost of employee and non-employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. That cost will be recognized over the period during which an employee or a non-employee is required to provide service in exchange for the award-the requisite service period. The Company does not recognize compensation cost for equity instruments for which employees do not render the requisite service. Grant-date fair value of employee and non-employee share options and similar instruments are estimated using option-pricing models adjusted for the unique characteristics of those instruments. For the year ended July 31, 2011 the Company did not have any stock-based compensation.

j)

Revenue Recognition

The Company recognizes revenue at the point of passage to the customer of title and risk of loss when there is persuasive evidence of an arrangement, the sales price is determinable, and collection of the resulting receivable is reasonably assured. Service revenues are generally recognized at the time of performance. Revenues billed in advance under contracts are deferred and recognized over the corresponding service periods. Revenue will consist of services income and will be recognized only when all of the following criteria have been met:

(i)

Persuasive evidence for an agreement exists;

(ii)

Service has occurred;

(iii)

The fee is fixed or determinable; and

(iv)

Revenue is reasonably assured.

Property, Plant, and Equipment	12 Months Ended
Jul. 31, 2011
Property, Plant, and Equipment
Property, Plant and Equipment [Table Text Block]

3.

VENDING EQUIPMENT

	Cost	Accumulated Depreciation	Net Book Value
	$	$	$
July 31, 2011	5,000	5,000	-
July 31, 2010	5,000	-	5,000

The Vending Equipment was fully depreciated in the year ended July 31, 2011.

Equity	12 Months Ended
Jul. 31, 2011
Equity
Common Stock [Text Block]

4.

CAPITAL STOCK

a)

Authorized Stock

The Company has authorized 75,000,000 common shares with $0.0001 par value. Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholder of the corporation is sought.

b)

Share Issuances

From inception of the Company (Dec 11, 2006), to July 31, 2011, there are 50,000,000* common stock issued and outstanding:

30,000,000* shares of common stock to the director at $.001/per share.

15,000,000* shares were issued to private shareholders at $.01/per share

5,000,000* shares to private shareholders at $.02/ per share for a total of $28,000.

* After giving retroactive effect of 10:1 stock split effective June 8, 2009.

Income Taxes	12 Months Ended
Jul. 31, 2011
Income Taxes
Income Tax [Text Block]

5.

INCOME TAXES

The Company has incurred operating losses of $ 227,662, which, if unutilized, will begin to expire in 2031. Future tax benefits, which may arise as a result of these losses, have not been recognized in these financial statements, and have been off set by a valuation allowance.

Details of future income tax assets are as follows:

Future income tax assets:	2011
Net operating loss (from inception (Dec 11, 2006 to July 31, 2011)	$232,662
Statutory tax rate (combined federal and state)	33%
Non-capital tax loss	76,778
Valuation allowance	(76,778)
$-

The potential future tax benefits of these losses have not been recognized in these financial statements due to uncertainty of their realization. When the future utilization of some portion of the carryforwards is determined not to be “more likely than not,” a valuation allowance is provided to reduce the recorded tax benefits from such assets.

New Accounting Pronouncements	12 Months Ended
Jul. 31, 2011
New Accounting Pronouncements
Schedule of New Accounting Pronouncements [Table Text Block]

6.

RECENT ACCOUNTING PRONOUNCEMENTS

In April 2010, the FASB issued Accounting Standards Update (“ASU” or “Update”) No. 2010–17, “Revenue Recognition - Milestone Method.” The objective of this Update is to provide guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for research or development transactions. The amendments in this Update are effective on a prospective basis for milestones achieved in fiscal years, and interim periods within those years, beginning on or after June 15, 2010. Early adoption is permitted. The Company does not anticipate that the adoption of this pronouncement will have a significant effect on its unaudited interim financial statements.

In February 2010, FASB issued ASU No. 2010-09, “Subsequent Events” (Topic 855) Amendments to Certain Recognition and Disclosure Requirements (“ASU 2010-09”). ASU 2010-09 amends disclosure requirements within Subtopic 855-10. An entity that is an SEC filer is not required to disclose the date through which subsequent events have been evaluated. This change alleviates potential conflicts between Subtopic 855-10 and the SEC’s requirements. ASU 2010-09 is effective for interim and annual periods ending after June 15, 2010. The Company does not expect the adoption of ASU 2010-09 to have a material impact on its unaudited interim results of operations or financial position.

In January 2010, the FASB issued ASU No. 2010-06, “Improving Disclosures about Fair Value Measurements” (ASU 2010-06) (codified within ASC 820 Fair Value Measurements and Disclosures). ASU 2010-06 improves disclosures originally required under SFAS No. 157. ASU 2010-06 is effective for interim and annual periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those years. The adoption of the guidance did not have a material effect on the Company's unaudited interim financial position, results of operations, cash flows or related disclosures.

None of these recent pronouncements are applicable for the Company or have a material effect on the Company’s results of operations, financial position or cash flow.

Related Party Disclosures	12 Months Ended
Jul. 31, 2011
Related Party Disclosures
Related Party Transactions Disclosure [Text Block]

7.    RELATED PARTY TRANSACTIONS

While the Company is seeking additional capital, the former director of the Company advanced the Company funds by making payments on behalf of the Company. As of July 31, 2011 this former director was owed $29,062.

As well, as of July 31, 2011, the current director of the Company has advanced the Company $18,147 by making payments on behalf of the Company.

Both advances are unsecured, non-interest bearing and have no specific terms of repayment.

On March 2, 2010, an independent contractor agreement was entered into under which compensation of $8,000 per month was to be paid to perform services as an officer for a period of one year. The agreement has been continued on a month-to-month basis. The related service fee for the year ended July 31, 2011 amounted to $96,000 (July 31, 2010 - $40,000).